INVENTORY, NET (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consists of the following:
	September 30,	December 31,
	2025	2024
Finished goods	$3,245,552	$-
Raw materials	1,167,323	-
Total inventory, net	$4,412,875	$-